Derivative financial instruments - Net investment hedge (Details) - Net investment hedge € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) $ / £ USD ($) ¥ / £ € / £ EUR (€)	Dec. 31, 2023 GBP (£) $ / £ EUR (€) € / £ USD ($) ¥ / £	Dec. 31, 2022 GBP (£)
Derivative financial instruments
Hedge ratio	1
Ineffectiveness	£ 0	£ 0
Gain (loss) in net investment hedge reserves related to continuing hedges	6	16	£ (91)
Gain (loss) in net investment hedge reserves related to discontinued hedges	(7)	0	£ 0
Cross-currency swaps | US dollar
Derivative financial instruments
Carrying amount	£ 4	£ 9
Notional amount	(1,300)	(1,641)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ (5)	£ 114
Change in fair value of hedged item	£ (5)	£ 114
Weighted average foreign exchange rate for the year | $ / £	1.241	1.25
Cross-currency swaps | JPY
Derivative financial instruments
Carrying amount		£ 1
Notional amount	(10)	(11)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ (1)	£ 1
Change in fair value of hedged item	£ (1)	£ 1
Weighted average foreign exchange rate for the year | ¥ / £	169.747	167.269
Bonds | Euro
Derivative financial instruments
Carrying amount	£ (261)	£ (298)
Notional amount	(315)	(343)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ 16	£ 6
Change in fair value of hedged item	£ 16	£ 6
Weighted average foreign exchange rate for the year | € / £	1.162	1.162
Term loan | US dollar
Derivative financial instruments
Carrying amount	£ (436)	£ (360)
Notional amount	(546)	(459)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ 6	£ 9
Change in fair value of hedged item	£ 6	£ 9
Weighted average foreign exchange rate for the year | $ / £	1.11	1.11